Rule 24f-2 Notice
                         Liberty Variable Investment Trust
                                 File #33-59216

1.       Liberty Variable Investment Trust
         One Financial Center
         Boston, MA  02111-2621

2. Name of each series or class of funds for which this notice is filed:

         Colonial International Fund for Growth, Variable Series, Classes A,B
	 Colonial U.S. Growth & Income Fund, Variable Series, Classes A,B
	 Colonial Strategic Income Fund, Variable Series, Classes A,B
	 Stein Roe Global Utilities Fund, Variable Series, Classes A,B
	 Liberty Value Fund, Variable Series, Classes A,B
	 Newport Tiger Fund, Variable Series, Classes A,B
 	 Liberty All-Star Equity Fund, Variable Series, Classes A,B
	 Colonial Small Cap Value Fund, Variable Series, Classes A,B
	 Crabbe Huson Real Estate Investment Fund, Variable Series, Classes A,B
	 Colonial Global Equity Fund, Variable Series, Classes A,B
	 Colonial International Horizons Fund, Variable Series, Classes A,B
	 Liberty S&P 500 Index Fund, Variable Series, Classes A,B
	 Rydex Health Care Fund, Variable Series, Classes A,B
	 Liberty Select Value Fund, Variable Series, Classes A,B
	 Liberty Newport Japan Opportunities Fund, Variable Series, Classes A,B
	 Colonial High Yield Securities Fund, Variable Series, Classes A,B
	 Rydex Financial Services Fund, Variable Series, Classes A,B

3.       Investment Company Act File #                                                               811-7556

         Securities Act File Number #                                                                33-59216

4.       Last day of fiscal year for which this notice
         is filed:                                                                                   12/31/02

5.       Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                    $               0.00
(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                                       $               0.00
(iii)      Aggregate price of shares redeemed or
           repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce registration fees payable
           to the Commission:                                                                        $               0.00

(iv)       Total available redemption credits:                                                       $               0.00

(v)        Net sales:                                                                                $               0.00

(vi)       Redemption credits available for use in future
           years:                                                                                    $               0.00


(vii)    Multiplier for determining registration fee:                                                          0.0000809

(viii)Registration fee due:                                                                          $              0.00






6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities(number of shares or other units)
         deducted here:                                                                              0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer in future fiscal years,
         then state that number here:                                                                0

7.       Interest due -- if this form is being filed more
         than 90 days after the end of the issuer's fiscal
         year:                                                                                       0

8.       Total of the amount of the registration fee due
         plus any interest due:                                                                      $ 0.00

9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:                                            3/26/03
         Method of Payment:                                                                          NO PAYMENT DUE


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.




                                                      By     Vicki Benjamin
                                                             Vice President
							     Chief Accounting Officer

March 26, 2003